UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 43.6%
	COMMUNICATIONS – 4.5%
4,850	Liberty Global PLC* 1	$217,619
147	Liberty Global PLC LiLAC - Class C* 1	4,888
13,354	Vodafone Group PLC - ADR[2]	460,446
		682,953
	CONSUMER STAPLES – 4.4%
36,018	Danone S.A. - ADR[2]	448,064
3,400	Wal-Mart Stores, Inc.[2]	220,082
		668,146
	FINANCIALS – 12.0%
1,801	Fairfax Financial Holdings Ltd.[1,2]	840,238
9,800	JPMorgan Chase & Co.[2]	628,180
18,387	Kingstone Cos., Inc.[2]	154,451
12,500	MBIA, Inc.*	87,750
5,900	Southern Missouri Bancorp, Inc.[2]	126,850
		1,837,469
	HEALTH CARE – 7.4%
5,659	Express Scripts Holding Co.*2	473,092
4,700	Johnson & Johnson[2]	441,706
4,200	Merck & Co., Inc.	226,170
		1,140,968
	INDUSTRIALS – 3.0%
1,000	Precision Castparts Corp.	230,250
2,300	Sulzer A.G.[1]	234,711
		464,961
	MATERIALS – 2.6%
39,268	Resolute Forest Products, Inc.*2	396,214

	TECHNOLOGY – 9.7%
26,301	Intel Corp.[2]	750,631
17,100	Microsoft Corp.[2]	744,192
		1,494,823
	TOTAL COMMON STOCKS (Cost $7,066,014)	6,685,534

	SHORT-TERM INVESTMENTS – 56.2%
8,621,358	Federated Treasury Obligations Fund, 0.01%[3]	8,621,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,621,358)	8,621,358

	TOTAL INVESTMENTS – 99.8% (Cost $15,687,372)	15,306,892

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	Other assets in excess of liabilities – 0.2%	$33,821

	TOTAL NET ASSETS – 100.0%	$15,340,713

	SECURITIES SOLD SHORT – (5.0)%
	EXCHANGE-TRADED FUNDS – (5.0)%
(6,900)	iShares Core S&P Small-Cap ETF	$(764,727)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $746,931)	(764,727)

	TOTAL SECURITIES SOLD SHORT (Proceeds $746,931)	$(764,727)

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
ACR Multi-Strategy Quality Return (MQR) Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Money Market Investments
The Fund invests a significant amount (56.2% as of August 31, 2015) in the Federated Treasury Obligations Fund (“TOIXX”). TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2015 Semi-Annual report of Federated Treasury Obligations Fund was 0.06%.

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$15,687,372

Gross unrealized appreciation	$141,845
Gross unrealized depreciation	(522,325)

Net unrealized depreciation on investments	$(380,480)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$6,685,534	$-	$-	$6,685,534
Short-Term Investments	8,621,358	-	-	8,621,358
Total Assets	$15,306,892	$-	$-	$15,306,892

Liabilities
Securities Sold Short
Exchange-Traded Funds	$764,727	$-	$-	$764,727
Total Liabilities	$764,727	$-	$-	$764,727

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	10/28/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/28/15

* Print the name and title of each signing officer under his or her signature.